UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices, including Zip Code)

GLEN F. HACKMANN, Esq.
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/05

Date of reporting period: 3/31/05

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund

Schedule of Investments     March 31, 2005

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0%

Asset-Backed Securities - 10.0%
$ 280,798	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08-25-2027	$ 280,858
720,061	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06-25-2029	738,789
1,350,000	Chase Funding Mortgage Loan,
	Series 2004-1, Class 1A3, 2.98%, 04-25-2026	1,332,369
865,500	Chemical Master Credit Card Trust I,
	Series 1996-3, Class A, 7.09%, 02-15-2009	897,204
138,880	CitiFinancial Mortgage Securities, Inc.,
	Series 2003-2, Class AF2, 2.13%, 05-25-2033	137,858
	Contimortgage Home Equity Loan Trust:
334,431	Series 1999-1, Class A7, 6.47%, 12-25-2013	335,991
	Countrywide Asset-Backed Certificates:
1,475,000	Series 2004-10, Class AF2, 3.32%, 05-25-2022	1,451,358
600,000	Series 2004-9, Class AF2, 3.34%, 09-25-2023	591,865
971,512	Countrywide Alternative Loan Trust
	Series 2005-5R, Class A2, 4.75%, 12-25-2018	971,767
1,500,000	Credit-Based Asset Servicing and Securities
	Series 2005-CB1, Class AF4, 4.62%, 01-25-2035	1,461,716
	Delta Funding Home Equity Loan Trust:
468,765	Series 1997-2, Class A6, 7.04%, 06-25-2027	467,739
252,418	Series 1999-1, Class A6F, 6.34%, 12-15-2028	255,432
270,191	Series 1999-2, Class A7F, 7.03%, 08-15-2030	272,668
48,695	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09-25-2027	48,588
	Green Tree Financial Corporation:
774,813	Series 1998-4, Class A5, 6.18%, 04-01-2030	786,288
791,352	Series 1999-3, Class A5, 6.16%, 02-01-2031	804,327
260,317	IMC Home Equity Loan Trust
	Series 1998-1, Class A6, 6.52%, 06-20-2029	263,608
2,500,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 2.52%, 08-16-2010	2,506,411
425,814	Mortgage Lenders Network Home Equity Loan Trust,
	Series 1998-2, Class A1, 6.61%, 07-25-2029	431,661
2,000,000	New Century Home Equity Loan Trust
	3.56%, 11-25-2033	1,990,317
410,955	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	337,126
1,150,000	Renaissance Home Equity Loan Trust,
	Series 2004-3, Class AF2, 3.57%, 11-25-2034	1,133,533
	Residential Asset Mortgage Products, Inc.:
1,750,000	Series 2003-RS9, Class AI3, 3.61%, 10-25-2028	1,739,624
1,000,000	Series 2003-RS6, Class AI3, 3.08%, 12-25-2028	989,699
	Residential Asset Securities Corporation:
32,174	Series 2003-KS5, Class AI2, 1.88%, 09-25-2022	32,104
700,000	Series 2003-KS7, Class AI3, 3.37%, 11-25-2028	695,774
73,046	Salomon Brothers Mortgage Securities VII,
	Series 1997-LB6, Class A6, 6.82%, 12-25-2027	73,186
		21,027,860

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Financial - 17.4%
$ 325,000	Aetna, Inc.,
	7.13%, 08-15-2006	$ 337,709
	Allfirst Financial, Inc. Subordinated Notes:
1,300,000	7.20%, 07-01-2007	1,385,536
500,000	6.88%, 06-01-2009	530,113
550,000	American General Finance Corporation Notes,
	4.00%, 03-15-2011	522,458
50,000	American General Finance Corporation Senior Notes,
	8.45%, 10-15-2009	56,942
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11-01-2025	718,979
120,000	AmSouth Bank NA Subordinated Notes,
	6.45%, 02-01-2008	125,816
500,000	AMVESCAP PLC, Notes f
	5.38%, 02-27-2013	496,137
519,000	Aon Corporation Notes,
	8.65%, 05-15-2005	521,920
225,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07-15-2015	307,448
350,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	370,601
	Bank One Corporation Subordinated Notes,
750,000	10.00%, 08-15-2010	927,502
180,000	6.00%, 02-17-2009	188,204
480,000	Bankers Trust Corporation Subordinated Notes,
	7.38%, 05-01-2008	519,937
150,000	BSCH Issuances, Ltd., f
	7.63%, 09-14-2010	169,673
800,000	CIT Group, Inc. Senior Notes,
	3.38%, 04-01-2009	758,766
1,086,000	Comerica Incorporated Subordinated Notes,
	7.25%, 08-01-2007	1,154,667
800,000	Compass Bank Subordinated Notes,
	8.10%, 08-15-2009	906,270
	Countrywide Home Loans, Inc.:
1,000,000	5.50%, 02-01-2007	1,019,282

900,000	Credit Suisse Finance Broker USA, Inc. Notes,
	6.13%, 11-15-2011	954,852
475,000	Dime Capital Trust,
	9.33%, 05-06-2027	531,085
494,646	First National Bank Chicago Pass Thru Certificates,
	8.08%, 01-05-2018	579,651
1,100,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	1,136,010
775,000	FMR Corporation
	4.75%, 03-01-2013, (Acquired 2-26-2003; Cost $777,068)*	761,305
500,000	General Electric Capital Corporation Notes,
	6.00%, 06-15-2012	532,721

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Financial - 17.4% (cont.)
$ 1,000,000	Genworth Financial Inc. Notes,
	5.75%, 06-15-2014	$ 1,025,288
500,000	The Goldman Sachs Group, Inc.,
	5.15%, 01-15-2014	492,349
200,000	The Goldman Sachs Group, Inc. Notes,
	6.60%, 01-15-2012	216,428
830,000	Health Care Service Corporation Notes,
	7.75%, 06-15-2011 (Acquired 06-20-01; Cost $497,765)*	944,227
1,200,000	Household Finance Corporation Senior Unsubordinated Notes,
	6.40%, 06-17-2008	1,265,213
300,000	International Lease Finance Corporation Notes,
	5.70%, 07-03-2006	305,769
500,000	J.P. Morgan Chase & Company Subordinated Notes,
	6.63%, 03-15-2012	546,651
1,550,000	KeyCorp Subordinated Notes,
	6.75%, 03-15-2006	1,587,034
700,000	Lehman Brothers Holdings, Inc. Notes,
	8.50%, 05-01-2007	759,420
175,000	Lehman Brothers, Inc. Senior Subordinated Debentures,
	11.63%, 05-15-2005	176,550
600,000	Marsh & McLennan Companies, Inc.
	5.38%, 07-15-2014	575,614
600,000	MBNA Corporation Notes,
	6.13%, 03-01-2013	632,941
750,000	Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
	5.00%, 02-03-2014	734,761
1,000,000	Morgan Stanley Dean Witter Debentures,
	10.00%, 06-15-2008	1,150,916
300,000	Morgan Stanley Unsubordinated Notes,
	6.75%, 04-15-2011	326,976
196,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02-15-2011	211,299
500,000	Nationwide Life Global Fund Notes,
	5.35%, 02-15-2007 (Acquired 02-08-02; Cost $499,520)*	509,323
894,000	PNC Funding Corporation,
	7.50%, 11-01-2009	989,294
1,200,000	Protective Life U.S. Funding Notes,
	5.88%, 08-15-2006, (Acquired 08-06-01 and 01-14-04;
	Cost $699,160 and $530,742, respectively)*	1,226,119
1,200,000	Rabobank Nederland Senior Notes, f
	2.70%, 03-15-2007, (Acquired 02-03-04; Cost $1,199,760)*	1,169,152
805,000	SAFECO Corporation, Notes
	6.88%, 07-15-2007	845,369
546,000	SAFECO Corporation Senior Notes,
	7.25%, 09-01-2012	615,885
	Santander Central Hispano Issuances: f
325,000	7.00%, 04-01-2006	333,568
500,000	6.38%, 02-15-2011	537,328
575,000	Sanwa Bank Ltd. NY Subordinated Notes,
	7.40%, 06-15-2011	639,062
1,160,000	Transamerica Finance Corporation Debentures,^
	0.00%, 03-01-2010	881,658
350,000	UFJ Finance Aruba AEC, f
	6.75%, 07-15-2013	376,814

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Financial - 17.4% (cont.)
	Union Planters Corporation Subordinated Notes:
	6.50%, 03-15-2008, (Acquired 05-08-02, 02-12-03, and 05-08-03;
$ 645,000	Cost $200,548, $75,169, and $413,799, respectively)*	$ 679,619
300,000	7.75%, 03-01-2011	342,596
395,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	397,122
500,000	Washington Mutual Bank FA Subordinated Notes,
	6.88%, 06-15-2011	551,140
		36,559,069
Industrial - 16.9%
30,365	America West Airlines Pass Thru Certificates,
	8.54%, 01-02-2006	28,058
810,000	Anthem, Inc.,
	6.80%, 08-01-2012	898,256
375,000	AOL Time Warner, Inc.,
	6.88%, 05-01-2012	409,531
225,000	Auburn Hills Trust Debentures,
	12.38%, 05-01-2020	336,960
300,000	Bellsouth Corporation
	4.75%, 11-15-2012	292,949
575,000	British Telecom PLC Notes, f
	8.38%, 12-15-2010	668,034
800,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014	798,126
1,000,000	Clear Channel Communications, Inc. Notes,
	5.50%, 09-15-2014	954,879
125,000	Comcast Cable Comm Holdings
	8.38%, 03-15-2013	148,529
	Continental Airlines, Inc. Pass Thru Certificates:
29,368	7.42%, 04-01-2007	28,055
142,401	6.54%, 09-15-2008	130,792
300,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	319,506
1,155,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04-15-2007	1,113,216
700,000	Cooper Industries, Inc., Notes
	5.25%, 07-01-2007	712,579
693,000	CSX Corporation Debentures,
	9.00%, 08-15-2006	735,572
	Delta Air Lines, Inc. Pass Thru Certificates,
26,000	7.78%, 11-18-2005	19,382
324,000	9.50%, 11-18-2008	265,680
1,000,000	Deutsche Telekom International Finance BV, f
	8.50%, 06-15-2010	1,150,080
300,000	Dollar General Corporation,
	8.63%, 06-15-2010	339,750
	Fiserv, Inc. Notes,
500,000	4.00%, 04-15-2008	492,701
623,000	Ford Capital BV, Debentures, f
	9.50%, 06-01-2010	675,350
300,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	314,968

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Industrial - 16.9% (cont.)
$ 500,000	General Electric Company Notes,
	5.00%, 02-01-2013	$ 499,274
	General Motors Acceptance Corporation Notes,
1,025,000	7.75%, 01-19-2010	984,508
1,300,000	6.88%, 09-15-2011	1,176,293
200,000	6.75%, 12-01-2014	172,761
550,000	General Motors Nova Financing, f
	6.85%, 10-15-2008,	527,934
950,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04 and 02-02-05; Cost $794,280
	and $146,738, respectively)*	903,445
	Halliburton Company Notes:
425,000	5.63%, 12-01-2008	438,396
325,000	5.50%, 10-15-2010	334,371
650,000	Hanson Australia Funding, f
	5.25%, 03-15-2013	648,060
400,000	Highmark, Inc. Notes,
	6.80%, 08-15-2013, (Acquired 08-14-03; Cost $399,088)*	430,384
975,000	Hutchison Whampoa International Ltd., f
	6.25%, 01-24-2014, (Acquired 11-19-03 and 02-08-05; Cost $749,228
	and $244,602, respectively)*	1,013,940
1,000,000	Ingersoll-Rand Company Debentures, f
	6.39%, 11-15-2027	1,144,257
105,000	International Paper Company Notes,
	7.63%, 01-15-2007	110,878
650,000	Laboratory Corporation of America Holdings Senior Notes,
	5.50%, 02-01-2013	665,579
500,000	Limited Brands, Inc.
	5.25%, 11-01-2014	475,060
350,000	Marathon Oil Corporation,
	6.00%, 07-01-2012	371,212
500,000	Marathon Oil Corporation Notes
	5.38%, 06-01-2007	510,225
900,000	The May Department Stores Company Debentures,
	8.85%, 03-01-2006	936,413
175,000	MeadWestvaco Corporation Notes,
	2.75%, 12-01-2005	173,959
	Northwest Airlines, Inc.:
498,736	7.25%, 01-02-2012	361,783
235,707	6.26%, 11-20-2021	243,615
375,000	Park Place Entertainment Senior Notes,
	7.50%, 09-01-2009	403,125
700,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $696,731)*	719,862
400,000	POSCO Notes, f
	7.38%, 05-15-2005	401,704
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08-03-2009	328,125
100,000	7.25%, 02-15-2011	93,250
500,000	SBC Communications Inc. Notes,
	5.63%, 06-15-2016	501,974
650,000	Sealed Air Corporation Senior Notes,
	5.38%, 04-15-2008, (Acquired 04-09-03; Cost $646,490)*	660,940
239,198	Southwest Airlines Company Pass Thru Certificates,
	7.67%, 01-02-2014	264,023
875,000	Sprint Capital Corporation,
	6.00%, 01-15-2007	899,481

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Industrial - 16.9% (cont.)
$ 300,000	TCI Communications, Inc. Debentures,
	8.75%, 08-01-2015	$ 375,168
1,360,000	Telecom Italia Capital (Acquired 11-30-04; Cost $1,318,262), f
	4.95%, 09-30-2014	1,302,752
200,000	Tele-Communications, Inc. Debentures,
	9.80%, 02-01-2012	250,688
513,000	Time Warner, Inc. Debentures,
	9.13%, 01-15-2013	633,870
	Tyco International Group SA: f
700,000	6.38%, 02-15-2006	712,352
400,000	6.38%, 10-15-2011	427,020
650,000	6.00%, 11-15-2013	682,464
257,967	Union Pacific Corporation Pass Thru Certificates,
	8.66%, 07-02-2011	279,425
	United Air Lines, Inc. Pass Thru Certificates:
245,275	7.76%, 10-01-2005, @	27,287
387,138	6.20%, 09-01-2008	359,892
300,000	10.02%, 03-22-2014, @, ^	135,342
1,000,000	Viacom Inc.,
	7.70%, 07-30-2010	1,117,911
1,125,000	Westvaco Corporation Notes,
	8.40%, 06-01-2007	1,215,894
160,000	Weyerhaeuser Company Notes,
	5.95%, 11-01-2008	166,820
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06-05-2012	554,607
325,000	Yosemite Security Trust I,@,^
	8.25%, 11-15-2004 (Acquired 04-26-01; Cost $325,599)*	137,313
		35,606,589
Utilities - 6.1%
300,000	Baltimore Gas and Electric Company Notes,
	5.25%, 12-15-2006	304,968
750,000	Columbia Energy Group Notes,
	Series E, 7.32%, 11-28-2010	765,861
225,000	Conectiv, Inc. Notes,
	6.73%, 06-01-2006	228,969
800,000	Duke Capital LLC Notes,
	5.67%, 08-15-2014	804,512
300,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	346,500
300,000	Exelon Corporation Senior Notes,
	6.75%, 05-01-2011	326,437
400,000	Gulf States Utilities 1st Mortgage,
	Series B, 6.77%, 08-01-2005	404,207
500,000	Kiowa Power Partners LLC, (Acquired 11-19-2004; Cost $500,000)*
	4.81%, 12-30-2013	489,225
300,000	Korea Electric Power Corporation, f
	6.75%, 08-01-2027	334,061
800,000	MidAmerican Energy Holdings Company Senior Notes,
	4.63%, 10-01-2007	801,896
325,000	National Rural Utilities Cooperative Finance Collateral Trust,
	3.88%, 02-15-2008	320,009

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Utilities - 6.1% (cont.)
$ 925,000	National Rural Utilities Cooperative Finance Corporation Notes,
	5.75%, 08-28-2009	$ 963,326
650,000	NiSource Finance Corporation,
	7.63%, 11-15-2005	664,932
375,000	ONEOK Inc Notes
	7.75%, 08-15-2006	391,973
800,000	ONEOK, Inc. Senior Notes,
	7.13%, 04-15-2011	883,880
800,000	Pacific Gas and Electric Company 1st Mortgage,
	4.80%, 03-01-2014	778,715
300,000	PPL Energy Supply, LLC Senior Notes,
	Series A, 6.40%, 11-01-2011	324,208
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	188,125
	PSE&G Power LLC:
275,000	7.75%, 04-15-2011	313,229
400,000	5.00%, 04-01-2014	391,616
842,888	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	1,059,662
350,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	366,496
600,000	Vectren Utility Holdings,
	6.63%, 12-01-2011	654,333
600,000	The Williams Companies, Inc. Notes,
	8.13%, 03-15-2012	657,000
		12,764,140
Mortgage-Backed Securities - 12.3%
563,046	Banc of America Alternative Loan Trust
	Series 2003-11, Class 4A1, 4.75%, 01-25-2019	550,599
	Citicorp Mortgage Securities, Inc.
1,801,940	5.50%, 05-25-2015	1,785,965
1,816,373	5.50%, 10-25-2014	1,820,279
2,000,000	Countrywide Home Loans, Inc.:
	Series 2003-18, Class A3, 5.25%, 07-25-2033	2,017,692
1,020,000	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 3A3, 3.69%, 12-25-2033	1,014,781
96,492	Federal Gold Loan Mortgage Corporation (FGLMC),
	6.00%, 07-01-2028	99,089
	Federal Home Loan Mortgage Corporation (FHLMC):
1,622,263	Series 2695, Class UA, 5.50%, 09-15-2014	1,647,075
44,495	Series 1094, Class K, 7.00%, 06-15-2021	44,552
24,875	Series 1101, Class M, 6.95%, 07-15-2021	24,941
236,023	Series 1136, Class H, 6.00%, 09-15-2021	235,709
90,623	Series 1280, Class B, 6.00%, 04-15-2022	90,502
100,956	Series 1395, Class G, 6.00%, 10-15-2022	101,513
1,350,000	Series 2592, Class PD, 5.00%, 07-15-2014	1,360,313
678,828	Series 2531, Class N, 4.00%, 07-15-2027	675,023
	Federal National Mortgage Association (FNMA):
1,500,000	Series 2003-24, Class PC, 5.00%, 11-25-2015	1,504,677
149,561	Series 1991-137, Class H, 7.00%, 10-25-2021	156,654
493,478	Series 2003-25, Class PC, 4.50%, 02-25-2027	493,264
264,560	Series 1992-136, Class PK, 6.00%, 08-25-2022	271,519
177,814	Series 1993-32, Class H, 6.00%, 03-25-2023	180,407
61,324	Series 1998-66, Class C, 6.00%, 12-25-2028	62,576
1,625,000	Series 2002-77, Class QP, 5.00%, 09-25-2026	1,632,895
1,000,000	Series 2002-73, Class OC, 5.00%, 04-25-2014	1,009,535
400,000	Series 2002-94, Class BG, 5.00%, 04-25-2016	403,809
1,500,000	Series 2002-95, Class MD, 5.00%, 07-25-2026	1,507,296
	GMAC Mortgage Corporation Loan Trust
1,900,000	4.39%, 12-25-2025	1,902,310
1,719,378	5.50%, 08-25-2014	1,728,658
	Government National Mortgage Assosciation (GNMA)
579,922	5.50%, 03-16-2013	589,917
885,717	6.00%, 02-20-2029	894,539
1,000,000	IMPAC Secured Assets Corporation,
	Series 2004-2, Class A3, 5.00%, 08-25-2034	995,340

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.0% (cont.)

Mortgage-Backed Securities - 12.3% (cont.)
$ 1,196,146	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06-25-2033	$1,173,177
		25,974,606
International (U.S. $ Denominated) - 2.7%
725,000	Banco Santander Chile SA, f
	7.00%, 07-18-2007	761,398
	Corp. Andina De Fomento Notes, f
170,000	8.88%, 06-01-2005	171,470
275,000	7.38%, 01-18-2011	306,910
450,000	Korea Development Bank Notes, f
	4.25%, 11-13-2007	446,450
700,000	Landeskreditbank Baden-Wuerttemberg Subordinated Notes, f
	6.35%, 04-01-2012	765,454
350,000	National Bank of Hungary Debentures, f
	8.88%, 11-01-2013	447,657
	PEMEX Project Funding Master Trust:
275,000	6.13%, 08-15-2008	281,875
1,625,000	9.13%, 10-13-2010	1,876,875
650,000	Westdeutsche Landesbank Subordinated Notes, f
	6.05%, 01-15-2009	679,158
		5,737,247
Taxable Municipal Bond - 0.9%
	Tobacco Settlement Financing Corporation:
445,000	Series 2001-A, Class A, 5.92%, 06-01-2012	446,188
669,317	Series 2001-A, Class A, 6.36%, 05-15-2025	670,147
1,046,000	Toll Road Inv Part II, ^
	0.00%, 02-15-2011, (Acquired 09-28-04; Cost $782,046)*	773,504
		1,889,839
U.S. Government Agency - 18.3%
	Federal Home Loan Mortgage Corporation (FHLMC),
29,375,000	6.63%, 09-15-2009	31,926,307
	Federal National Mortgage Association (FNMA),
5,750,000	7.25% , 01-15-2010	6,419,403
		38,345,710
U.S. Treasury Obligations - 12.4%
	U.S. Treasury Bonds:
350,000	9.88%, 11-15-2015	504,793
8,400,000	9.25%, 02-15-2016	11,723,250
	U.S. Treasury Notes:
2,550,000	3.25%, 01-15-2009	2,477,883
10,675,000	6.00%, 08-15-2009	11,471,451
		26,177,377

	Total Long-Term Investments (Cost $205,293,900)	204,082,437

Shares		Value
SHORT-TERM INVESTMENTS - 5.0%

Money Market Fund - 5.0%
6,025,370	STIC - Liquid Asset Portfolio	$ 6,025,369
4,459,281	SEI Daily Income Trust Government Fund	4,459,281

	Total Short-Term Investments (Cost $10,484,650)	10,484,650

	Total Investments (Cost $215,718,550) 102.0%	214,567,087

	Liabilities in Excess of Other Assets - (2.0%)	(4,239,476)

	TOTAL NET ASSETS 100.0%	$ 210,327,611

	*Unregistered security
	@ Security in default
	^ Non-income producing security
	f Foreign

See notes to the financial statements

Baird Aggregate Bond Fund

Schedule of Investments     March 31, 2005

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3%

Asset-Backed Securities - 16.5%
$ 225,000	Advanta Business Card Master Trust,
	Series 2003-B, Class A, 2.76%, 12-22-2008	$ 225,381
154,851	Advanta Mortgage Loan Trust,
	Series 1999-2, Class A6, 6.82%, 05-25-2029	157,637
250,942	American General Mortgage Loan Trust,
	Series 2003-1, Class A2, 2.54%, 04-25-2033	250,145
517,544	Banc One Home Equity Trust,
	Series 1999-2, Class A7, 7.18%, 06-25-2029	531,005
668,401	Bear Stearns Asset Backed Securities Trust,
	Series 2003-AC1, Class A1, 4.10%, 05-25-2033	667,191
2,300,000	Chase Credit Card Master Trust
	2.92%, 02-15-2011	2,304,650
	Citifinancial Mortgage Securities, Inc.:
189,382	Series 2003-2, Class AF2, 2.13%, 05-25-2033	187,989
500,000	Series 2003-2, Class AF3, 3.04%, 05-25-2033	494,374
	Contimortgage Home Equity Loan Trust:
393,449	Series 1999-1, Class A7, 6.47%, 12-25-2013	395,283
19,513	Series 1997-2, Class A9, 7.09%, 04-15-2028	19,691
11,488	Series 1997-3, Class A9, 7.12%, 08-15-2028	11,562
208,805	Series 1999-3, Class A8, 2.46%, 05-25-2029	209,251
1,500,000	Countrywide Asset-Backed Certificates:
	Series 2004-15, Class AF6, 4.61%, 04-25-2035	1,476,902
1,000,000	Credit-Based Asset Servicing and Securities
	Series 2005-CB1, Class AF4, 4.62%, 01-25-2035	974,477
600,000	Daimler Chrysler Master Owner Trust,
	Series 2004-A, Class A, 2.84%, 01-15-2009	600,146
109,563	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09-25-2027	109,323
	GE Capital Mortgage Services, Inc.:
39,730	Series 1997-HE3, Class A6, 6.72%, 10-25-2027	39,649
83,311	Series 1997-HE4, Class A7, 6.74%, 12-25-2028	83,128
365,232	Series 1999-HE1, Class A7, 6.27%, 04-25-2029	372,412
	Green Tree Financial Corporation:
289,852	Series 1993-3, Class A7, 6.40%, 10-15-2018	294,941
101,758	Series 1993-4, Class A5, 7.05%, 01-15-2019	106,018
21,301	Series 1995-4, Class A5, 6.95%, 06-15-2025	21,786
7,858	Series 1997-1, Class A5, 6.86%, 03-15-2028	8,207
332,316	Series 1997-6, Class A8, 7.07%, 01-15-2029	346,416
426,147	Series 1998-4, Class A5, 6.18%, 04-01-2030	432,459

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Asset-Backed Securities - 16.5% (cont.)
$ 28,086	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11-20-2028	$ 28,371
525,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 2.93%, 08-16-2010	526,346
1,250,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	1,243,948
205,478	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	168,563
750,000	RAAC Series,
	Series 2004-SP1, Class AI2, 4.38%, 01-25-2022	744,253
	Residential Asset Mortgage Products, Inc.:
1,000,000	Series 2004-RS1, Class AI3, 3.41%, 06-25-2028	994,190
1,150,000	Series 2003-RS11, Class AI3, 3.56%, 08-25-2028	1,144,224
781,742	Series 2003-RS5, Class AI3, 2.59%, 10-25-2028	777,164
250,000	Series 2004-RS3, Class AI2, 3.05%, 06-25-2029	245,814
1,035,000	Series 2003-RS7, Class AI6, 5.34%, 08-25-2033	1,046,211
1,000,000	Series 2005-RS1, Class AI6, 4.71%, 01-25-2035	981,088
	Residential Asset Securities Corporation:
1,000,000	Series 2004-KS7, Class AI2, 3.51%, 05-25-2024	989,303
1,250,000	Series 2004-KS2, Class AI3, 3.02%, 08-25-2029	1,216,680
224,852	Series 1999-KS1, Class AI8, 6.32%, 04-25-2030	226,512
522,651	Series 1999-KS2, Class AI9, 7.15%, 07-25-2030	526,890
250,000	Series 2003-KS5, Class AI6, 3.62%, 07-25-2033	236,230
	Salomon Brothers Mortgage Securities VII,
103,482	Series 1997-LB6, Class A6, 6.82%, 12-25-2027	103,681
		21,519,491
Commercial Mortgage-Backed Securities - 1.4%
1,025,000	GE Capital Commercial Mortgage Corporation:
	Series 2002-3A, Class A2, 5.00%, 12-10-2037	1,030,711
250,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.08%, 05-10-2036	235,944
550,000	Mach One Trust,
	Series 2004-1A, Class A2, 4.78%, 05-28-2040	548,147
		1,814,802

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Financial - 12.4%
$ 400,000	Allfirst Financial, Inc. Subordinated Notes,
	7.20%, 07-01-2007	$ 426,319
50,000	American General Finance Corporation Senior Notes,
	8.45%, 10-15-2009	56,942
200,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11-01-2025	228,247
275,000	AMVESCAP PLC, f
	5.38%, 02-27-2013	272,876
300,000	BAC Capital Trust VI,
	5.63%, 03-08-2035	287,239
300,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07-15-2015	409,930
400,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	423,544
219,000	Bank One Corporation Subordinated Notes,
	10.00%, 08-15-2010	270,830
350,000	BSCH Issuances, Ltd., f
	7.63%, 09-14-2010	395,905
300,000	CIT Group, Inc. Senior Notes:
	7.75%, 04-02-2012	347,000
941,917	Citicorp Mortgage Securities, Inc.
	5.25%, 05-25-2034	944,815
590,000	Citigroup Inc. Subordinated Notes,
	5.00%, 09-15-2014 (Acquired 09-16-04; Cost $574,852)*	579,248
	Countrywide Home Loans, Inc.,
175,000	5.63%, 07-15-2009	178,922
1,298,853	5.50%, 03-01-2035	1,301,707
375,000	Credit Suisse Finance Broker USA, Inc. Notes,
	6.13%, 11-15-2011	397,855
900,000	Dime Capital Trust,
	9.33%, 05-06-2027	1,006,266
175,000	Dresdner Bank - New York Subordinated Debentures, f
	7.25%, 09-15-2015	201,759
74,197	First National Bank Chicago Pass Thru Certificates,
	8.08%, 01-05-2018	86,948
675,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	697,097
460,000	First Union Capital,
	7.94%, 01-15-2027	498,630
250,000	FMR Corporation Notes,
	4.75%, 03-01-2013, (Acquired 02-26-03; Cost $250,667)*	245,582

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Financial - 12.4% (cont.)
$ 150,000	The Goldman Sachs Group, Inc. Notes:
	6.60%, 01-15-2012	$ 162,321
500,000	Health Care Service Corporation Notes,
	7.75%, 06-15-2011 (Acquired 06-20-01 and 1-26-05; Cost $199,106
	and $344,000, respectively)*	568,811
900,000	J.P. Morgan Chase & Company Notes,
	5.88%, 03-15-2035	869,139
	KeyCorp Institution:
300,000	7.83%, 12-01-2026	326,812
400,000	8.25%, 12-15-2026	431,109
565,000	Liberty Mutual Notes,
	7.70%, 10-15-2097, (Acquired 03-26-03; Cost $361,573)*	602,254
300,000	Marsh & McLennan Companies, Inc.
	5.38%, 07-15-2014	287,807
400,000	Morgan Stanley Subordinated Notes,
	4.75%, 04-01-2014	380,848
275,000	Sanwa Bank Ltd. NY Subordinated Notes,
	7.40%, 06-15-2011	305,639
500,000	SLM Corporation Notes,
	5.63%, 08-01-2033	494,248
200,000	Transamerica Capital II,
	7.65%, 12-01-2026, (Acquired 10-21-03; Cost $216,762)*	228,642
600,000	Transamerica Finance Corporation Debentures, ^
	0.00%, 03-01-2010	456,030
225,000	UFJ Finance Aruba AEC, f
	6.75%, 07-15-2013	242,237
350,000	Union Planters Corporation Subordinated Notes,
	7.75%, 03-01-2011	399,695
50,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	50,269
150,000	Washington Mutual Capital I,
	8.38%, 06-01-2027	165,508
730,708	Washington Mutual, Inc. Pass-Thru Certificates,
	5.00%, 06-25-2019	734,470
200,000	Washington Mutual, Inc. Subordinated Notes,
	8.25%, 04-01-2010	226,875
		16,190,375

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Industrial - 11.2%
	AOL Time Warner, Inc.:
$ 400,000	7.63%, 04-15-2031	$ 469,906
175,000	7.70%, 05-01-2032	207,759
250,000	AT&T Wireless Services, Inc. Senior Notes,
	8.75%, 03-01-2031	329,828
200,000	Auburn Hills Trust Debentures
	12.375%, 05-01-2020	299,520
450,000	British Telecom PLC, f
	8.88%, 12-15-2030	599,620
500,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014, (Acquired 04-07-04; Cost $499,655)*	498,829
500,000	ConAgra Foods, Inc. Subordinated Notes,
	9.75%, 03-01-2021	708,714
	Continental Airlines, Inc. Pass Thru Certificates:
51,480	6.80%, 07-02-2007	45,811
111,251	6.54%, 09-15-2008	102,181
176,464	8.31%, 10-02-2012	143,108
502,857	6.90%, 01-02-2018	493,419
1,775,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	1,890,412
231,000	Delta Air Lines, Inc. Pass Thru Certificates,
	9.50%, 11-18-2008 (Acquired 11-24-04; Cost $231,000)*	189,420
19,000	Delta Air Lines, Inc. Pass Thru Certificates,
	7.78%, 11-18-2005	14,164
250,000	Deutsche Telekom International Finance BV, f
	8.75%, 06-15-2030	326,963
18,309	Duty Free Promissory Note,
	0.00%, 11-10-2013 (Acquired 11-10-03; Cost $6,408)*,**,^	6,408
159,548	FedEx Corp. Pass Thru Certificates,
	6.85%, 01-15-2019	172,512
475,000	Ford Capital BV Debentures, f
	9.50%, 06-01-2010	514,914
403,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	423,107
	General Motors Acceptance Corporation Notes,
100,000	7.25%, 03-02-2011	92,845
150,000	6.75%, 12-01-2014	129,571
625,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04 and 1-26-05; Cost $496,425
	and $122,218, respectively )*	594,372
350,000	Halliburton Company Notes,
	5.50%, 10-15-2010	360,092
100,000	Hanson Australia Funding, f
	5.25%, 03-15-2013	99,701

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Industrial - 11.2% (cont.)
$ 350,000	The Hertz Corporation Senior Notes,
	8.25%, 06-01-2005	$ 351,577
275,000	Highmark, Inc. Notes,
	6.80%, 08-15-2013, (Acquired 08-14-03; Cost $274,373)*	295,889
625,000	Hutchison Whampoa International Ltd., f
	6.25%, 01-24-2014, (Acquired 06-02-04 and 2-8-05; Cost $334,266
	and $298,958, respectively)*	649,961
100,000	Marathon Oil Corporation,
	6.00%, 07-01-2012	106,061
520,000	The May Department Stores Company Debentures,
	9.75%, 02-15-2021	648,508
	Northwest Airlines, Inc.:
445,300	7.25%, 07-02-2014	323,021
175,618	Series 2000-1, Class G, 8.07%, 04-01-2021	191,863
30,975	Northwest Airlines, Inc. Pass Thru Certificates,
	8.13%, 02-01-2014	18,668
275,000	Park Place Entertainment Senior Notes,
	7.50%, 09-01-2009	295,625
400,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $398,132)*	411,350
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08-03-2009	281,250
200,000	7.25%, 02-15-2011	186,500
250,000	Sealed Air Corporation Senior Notes,
	5.38%, 04-15-2008, (Acquired 04-09-03; Cost $248,650)*	254,207
	Sprint Capital Corporation,
125,000	7.63%, 01-30-2011	139,139
200,000	8.75%, 03-15-2032	259,472
320,000	Tenneco Packaging Debentures,
	7.95%, 12-15-2025	402,023
	Tyco International Group SA: f
175,000	6.38%, 10-15-2011	186,821
300,000	6.00%, 11-15-2013	314,983
	United Air Lines, Inc. Pass Thru Certificates:
269,803	7.76%, 10-01-2005, @	30,016
116,141	6.20%, 09-01-2008	107,968
253,997	U.S. Airways Pass Thru Certificates,
	6.85%, 01-30-2018	253,771

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Industrial - 11.2% (cont.)
$ 195,000	The Walt Disney Company Notes,
	5.62%, 12-01-2008	$ 196,303
		14,618,152
Utilities - 4.9%
750,000	Calenergy Co., Inc. Senior Notes,
	7.63%, 10-15-2007	805,058
200,000	Duke Capital LLC Notes,
	5.67%, 08-15-2014	201,128
250,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	288,750
300,000	Exelon Corporation Senior Notes,
	6.75%, 05-01-2011	326,437
294,684	Kiowa Power Partners, LLC
	4.81%, 12-30-2013 (Acquired 11-19-04; Cost $300,000)*	288,334
	Korea Electric Power Corporation: f
100,000	7.75%, 04-01-2013	115,464
365,000	6.75%, 08-01-2027	406,441
425,000	ONOEK, Inc. Senior Notes,
	7.13%, 04-15-2011	469,561
300,000	PPL Energy Supply LLC Senior Notes,
	6.40%, 11-01-2011	324,208
175,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	188,125
	PSE&G Power LLC:
250,000	7.75%, 04-15-2011	284,754
350,000	5.00%, 04-01-2014	342,664
545,398	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	685,663
200,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	209,426
300,000	Utilicorp United, Inc. Senior Notes,
	7.63%, 11-15-2009	307,500
500,000	Vectren Utility Holdings,
	6.63%, 12-01-2011	545,277
550,000	The Williams Companies, Inc. Notes,
	8.13%, 03-15-2012	602,250
		6,391,040

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Mortgage-Backed Securities - 27.8%
$ 1,299,336	Bank of America Alternative Loan Trust,
	Series 2003-11, Class 4A1, 4.75%, 01-25-2019	$ 1,270,612
1,693,396	Series 2005-2, Class 4A1, 5.50%, 03-25-2020	1,714,757
200,000	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 3A3, 3.69%, 12-25-2033	198,977
	Federal Gold Loan Mortgage Corporation (FGLMC):
107,922	7.00%, 07-01-2028	113,821
313,524	6.50%, 04-01-2029	326,347
	Federal Home Loan Mortgage Corporation (FHLMC):
922,192	5.50%, 11-01-2022	933,324
369,859	6.00%, 05-01-2017	382,210
544,755	6.50%, 07-01-2014	569,959
653,411	Series 2695, Class UA, 5.5%, 09-15-2014	663,405
60,556	Series 1081, Class K, 7.00%, 05-15-2021	60,719
106,116	Series 1101, Class M, 6.95%, 07-15-2021	106,397
95,544	Series 188, Class H, 7.00%, 09-15-2021	95,430
193,667	Series 1286, Class A, 6.00%, 05-15-2022	193,409
88,782	Series 1074, Class I, 6.75%, 05-15-2021	88,663
423,803	Series 206, Class E, 0.00%, 07-15-2019	421,058
239,294	Series 2141, Class N, 5.55%, 11-15-2027	242,512
1,150,000	Series 2539, Class QB, 5.00%, 09-15-2015	1,161,666
305,473	Series 2531, Class N, 4.00%, 07-15-2027	303,760
250,000	Series 2533, Class PC, 5.00%, 10-15-2017	252,150
917,112	Series 2857, Class VA, 5.00%, 09-15-2015	918,117
575,000	Series 2664, Class LG, 5.50%, 07-15-2028	576,472
	Federal National Mortgage Association (FNMA):
873,698	5.50%, 12-01-2016	891,312
682,193	5.00%, 06-01-2018	682,890
753,281	5.00%, 10-01-2017	753,958
836,548	5.00%, 11-01-2017	837,300
1,293,114	5.00%, 12-01-2017	1,294,277
923,270	5.00%, 10-01-2018	923,773
1,344,307	5.50%, 01-01-2023	1,359,243
212,239	5.00%, 10-01-2023	209,681
261,992	6.50%, 02-01-2029	272,937
384,115	5.50%, 01-01-2032	385,901
770,401	5.00%, 11-01-2033	755,379

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

Mortgage-Backed Securities - 27.8% (cont.)
	Federal National Mortgage Association (FNMA): (cont)
$ 1,000,000	Series 2002-73, Class OC, 5.00%, 04-25-2014	$ 1,009,534
1,175,000	Series 2002-82, Class XC, 5.00%, 05-25-2014	1,185,727
525,000	Series 2003-4, Class PC, 5.00%, 12-25-2014	529,004
589,496	Series 2002-70, Class PL, 5.00%, 04-25-2015	594,098
1,000,000	Series 2003-27, Class OJ, 5.00%, 07-25-2015	1,002,470
1,150,000	Series 2002-94, Class MC, 5.00%, 08-25-2015	1,155,366
500,000	Series 2003-24, Class PC, 5.00%, 11-25-2015	501,559
1,000,000	Series 2003-18, Class GB, 5.00%, 03-25-2016	1,007,244
177,959	Series 2002-56, Class MC, 5.50%, 09-25-2017	180,300
113,599	Series 1989-37, Class G, 8.00%, 07-25-2019	120,453
148,154	Series 1989-94, Class G, 7.50%, 12-25-2019	156,563
15,195	Series 1990-58, Class J, 7.00%, 05-25-2020	15,910
187,383	Series 1990-105, Class J, 6.50%, 09-25-2020	194,209
70,033	Series 1990-108, Class G, 7.00%, 09-25-2020	72,306
57,612	Series 1991-1, Class G, 7.00%, 01-25-2021	59,904
166,335	Series 1991-86, Class Z, 6.50%, 07-25-2021	172,486
570,671	Series 2003-28, Class KA, 4.25%, 03-25-2022	550,048
69,530	Series G92-30, Class Z, 7.00%, 06-25-2022	71,810
119,994	Series 1992-150, Class MA, 5.50%, 09-25-2022	121,915
208,553	Series 1993-58, Class H, 5.50%, 04-25-2023	211,896
1,125,000	Series 2003-17, Class QR, 4.50%, 11-25-2025	1,122,452
1,250,000	Series 2003-31, Class KG, 4.50%, 12-25-2028	1,256,811
254,495	Series 1998-66, Class C, 6.00%, 12-25-2028	259,692
216,135	Series 2003-44, Class AB, 3.75%, 05-25-2033	210,233
	Government National Mortgage Association (GNMA):
850,000	4.49%, 04-16-2023	832,880
230,491	4.00%, 02-16-2026	230,005
163,721	6.50%, 08-15-2027	171,678
443,518	6.00%, 09-16-2028	445,644
130,711	6.00%, 12-20-2028	134,479
800,000	4.66%, 04-16-2029	781,807
312,155	6.50%, 06-15-2029	326,690
126,334	7.00%, 11-15-2029	133,735
1,063,987	6.00%, 11-20-2033	1,092,458
210,761	IMPAC CMB Trust,
	Series 2004-4, Class 2A2, 5.25%, 09-25-2034	210,239
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06-25-2018	752,532
398,715	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06-25-2033	391,059
125,000	Structured Asset Securities Corporation,
	Series 2004-16XS, Class A2, 4.91%, 08-25-2034	124,259
		36,349,871

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.3% (cont.)

International (U.S. $ Denominated) - 1.3%
	Corp. Andina De Fomento Notes: f
$ 100,000	8.88%, 06-01-2005	$ 100,865
50,000	7.38%, 01-18-2011	55,802
125,000	Hydro-Quebec, f
	11.75%, 02-01-2012	174,652
175,000	Landesbank Baden-Wurttemberg Subordinated Notes, f
	6.35%, 04-01-2012	191,363
110,000	National Bank of Hungary Debentures, f
	8.88%, 11-01-2013	140,692
	PEMEX Project Funding Master Trust:
75,000	6.13%, 08-15-2008	76,875
450,000	9.13%, 10-13-2010	519,750
	United Mexican States Notes, f
150,000	9.88%, 02-01-2010	178,500
225,000	7.50%, 04-08-2033	238,500
		1,676,999
Taxable Municipal Bond - 0.4%
	Tobacco Settlement Financing Corporation:
230,000	Series 2001-A, Class A, 5.92%, 06-01-2012	230,614
304,539	Series 2001-A, Class A, 6.36%, 05-15-2025	304,917
		535,531
U.S. Government Agency - 8.8%
	Federal Home Loan Mortgage Corporation (FHLMC),
2,125,000	6.63%, 09-15-2009	2,309,563
	Federal National Mortgage Association (FNMA):
8,200,000	7.25%, 01-15-2010	9,154,628
		11,464,191
U.S. Treasury Obligations - 12.6%
	U.S. Treasury Bonds:
5,925,000	9.25%, 02-15-2016	8,269,078
7,100,000	6.25%, 08-15-2023	8,266,786
		16,535,864

	Total Long-Term Investments (Cost $126,493,979)	127,096,316

SHORT-TERM INVESTMENTS - 7.3%
Shares		Value
Money Market Fund - 7.1%
4,700,039	Investment Company Cash Reserve Portfolio - AIM Fund	$ 4,700,039
4,565,441	SEI Daily Income Trust Government Fund	4,565,441
		9,265,480

See notes to the financial statements

Principal
Amount		Value
Variable Rate Demand Notes# - 0.2%
$ 140,000	American Family Financial Services, Inc., 2.47%	140,000
90,000	Wisconsin Corporate Central Credit Union, 2.52%	90,000
		230,000

	Total Short-Term Investments (Cost $9,495,480)	9,495,480
	Total Investments (Cost $135,989,459) 104.6%	136,591,796
	Liabilities in Excess of Other Assets (4.6)%	(6,050,193)

	TOTAL NET ASSETS 100.0%	$ 130,541,603

	*Unregistered security
	** Fair valued security
	@ Security in default.
	^ Non-income producing security
	f Foreign
	# Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

See notes to the financial statements

Baird Intermediate Municipal Bond Fund

Schedule of Investments     March 31, 2005

Principal
Amount		Value

Municipal Bond - 96.4%
Alabama - 1.0%
460,000	Mobile Alabama, ETM
	6.20%, 02-15-2007	$ 484,122

Califoria - 2.1%
500,000	Golden State Tobacco Securitization Corporation,
	6.25%, 06-01-2033	512,805
400,000	Santa Rosa California Hospital Revenue, ETM
	10.30%, 03-01-2011	494,736
		1,007,541
Colorado - 5.8%
2,000,000	Adams County Colorado Single Family Mortgage Revenue Pre-refunded to 08-01-2012
	8.88%	2,629,780
120,000	Colorado Springs Colorado Utilities Revenue, ETM
	5.80%, 11-15-2010	129,154
		2,758,934
Delaware - 3.7%
1,500,000	Delaware State Economic Development Authority Revenue, ETM
	6.75%, 01-01-2013	1,753,050

Florida - 1.7%
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue, ETM
	11.50%, 10-01-2012	450,834
325,000	Orange County Florida Health Revenue, ETM
	8.75%, 10-01-2009	368,238
		819,072
Ceorgia - 2.5%
985,000	Fulton County Georgia Hospital Authority Revenue, ETM
	7.88%, 10-01-2013	1,217,923

Illinois - 5.8%
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01-01-2013	1,075,580
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation
	7.00%, 12-01-2010	1,703,779
		2,779,359
Indiana - 9.4%
745,000	Baugo Indiana School Building Corporation,
	5.50%, 01-15-2012 (AMBAC insured)	826,108
3,030,000	Indiana State Office Building, Pre-refunded to 07-01-2013
	5.38%, 07-01-2015	3,364,694
195,000	Indiana Toll Road Commission, ETM
	9.00%, 01-01-2015	261,220
		4,452,022
Iowa- 3.7%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06-01-2015	1,090,760
585,000	Muscatine Iowa Electric Revenue, ETM
	6.70%, 01-01-2013	660,617
		1,751,377

Lousiana - 6.2%
645,000	Denham Springs-Livingston Housing and Mortgage Finance Authority, ETM
	7.20%, 08-01-2010	761,990
400,000	Houma-Terrebonne Public Transit Financing Authority, ETM
	7.30%, 04-01-2010	468,328
1,450,000	Jefferson Parish LA Home Mortgage Authority, ETM
	7.10%, 08-01-2010	1,694,963
		2,925,281

See notes to the financial statements

Principal
Amount		Value

Municipal Bonds - 96.4%
Minnesota - 1.7%
695,000	Western Minnesota Municipal Power Agency, ETM
	6.38%, 01-01-2016	$ 790,055

Mississippi - 2.2%
600,000	Mississippi Housing Financial Corporation, ETM
	0.00%, 06-01-2015	378,066
615,000	Mississippi State, ETM
	6.20%, 02-01-2008	664,046
		1,042,112
New Jersey - 2.5%
400,000	New Jersey State Transit Trust, Pre-refunded to 06-15-2009
	5.00%, 06-15-2017	427,384
	New Jersey State Turnpike Authority, ETM :
577,000	6.75%, 01-01-2009	594,835
130,000	6.50%, 01-01-2016	154,088
		1,176,307
New York - 2.3%
1,000,000	Triborough Bridge & Tunnel Authority, ETM
	5.25%, 01-01-2014	1,074,760

Ohio - 0.4%
160,000	Miamisburg Ohio Water Revenue, ETM
	7.00%, 11-15-2016	190,122

Oklahoma - 5.9%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue, ETM
	6.90%, 08-01-2011	2,811,397

Pennsylvania - 7.5%
830,000	Philadelphia Pennsylvania Gas Works, ETM
	7.00%, 05-15-2020	1,012,119
1,515,000	Pittsburgh Pennsylvania Water & Sewer Authority, ETM
	7.25%, 09-01-2014	1,779,080
1,000,000	Wilson Pennsylvania Area School District,
	0.00%, 05-15-2011 (AMBAC insured)	785,030
		3,576,229
South Carolina - 0.7%
285,000	Greenville South Carolina Waterworks Revenue, ETM
	7.00%, 02-01-2010	331,914

South Dakota- 1.9%
755,000	Heartland Consumers Power District, ETM
	7.00%, 01-01-2016	886,076

Tennesee - 5.2%
605,000	Metropolitan Government Nashville & Davidson County Tennessee H&E, ETM
	6.10%, 07-01-2010	650,920
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue, ETM
	6.50%, 12-01-2014	1,840,249
		2,491,169

See notes to the financial statements

Principal
Amount		Value

Municipal Bonds - 96.4%
Texas - 18.0%
1,195,000	Bell County Texas General Obligation
	5.00%, 02-15-2012	$ 1,283,824
1,920,000	Houston Texas Sewer System Revenue, ETM
	9.38%, 10-01-2013	2,535,629
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08-15-2015	1,873,505
730,000	Sam Rayburn Texas Municipal Power Agency, ETM
	6.00%, 09-01-2010	802,328
575,000	Socorro Texas Independent School District
	5.25%, 08-15-2012	629,619
280,000	Texas Public Building Authority Building Revenue, ETM
	7.13%, 08-01-2011	325,298
1,000,000	University Houston Texas,
	5.25%, 02-15-2012 (FSA insured)	1,095,020
		8,545,223
Utah - 1.6%
605,000	Salt Lake City Utah Hospital Revenue, ETM
	8.13%, 05-15-2015	753,122

Washington- 4.6%
1,025,000	Clark County School District No. 037,
	5.13%, 12-01-2011	1,109,163
1,000,000	Washington State,
	5.00%, 09-01-2013 (FGIC insured)	1,074,120
		2,183,283

	Total Municipal Bonds (Cost $45,780,844)	45,800,450

Shares		Value

Short-term Investment- 6.2%
Money Market - 6.2%
527,256	First American Tax-Free Obligation Fund	$ 527,256
2,400,375	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund	2,400,375
		2,927,631

	Total Short-Term Investment (Cost $2,927,631)	2,927,631

	Total Investments (Cost $48,708,475) 102.6%	48,728,081

	Liabilities less Other Assets (2.6%)	(1,232,112)

	TOTAL NET ASSETS 100.0%	$ 47,495,969

	ETM Escrowed to maturity

See notes to the financial statements

Baird Core Plus Bond Fund

Schedule of Investments     March 31, 2005

Amount		Value
LONG-TERM INVESTMENTS - 96.1%

Asset-Backed Securities - 13.6%
$ 141,155	American General Mortgage Loan Trust,
	Series 2003-1, Class A2, 2.54%, 04-25-2033	$ 140,707
148,533	Bear Stearns Asset Backed Securities Trust,
	Series 2003-AC1, Class A1, 4.10%, 05-25-2033	148,265
600,000	Chase Credit Card Master Trust,
	Series 2003-6, Class A, 3.06%, 02-15-2011	601,213
140,000	GMAC Mortgage Corporation Loan Trust
	Series 2004-HE5, Class A3, 3.97%, 09-25-2034	137,961
	Green Tree Financial Corporation:
62,864	Series 1997-1, Class A5, 6.86%, 03-15-2028	65,659
513,314	Series 1998-4, Class A5, 6.18%, 04-01-2030	520,916
	MBNA Credit Card Master Note Trust,
300,000	Series 2003-A3, Class A3, 3.07%, 08-16-2010	300,769
300,000	Series 2003-A9, Class A9, 3.08%, 02-15-2011	301,094
300,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	298,548
117,416	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11-15-2017	96,322
	Residential Asset Mortgage Products, Inc.:
400,000	Series 2003-RS11, Class AI3, 3.56%, 08-25-2028	397,991
312,697	Series 2003-RS5, Class AI3, 2.59%, 10-25-2028	310,865
300,000	Series 2003-RS10, Class AI7, 4.85%, 11-25-2033	301,899
	Residential Asset Securities Corporation:
250,293	Series 2003-KS2, Class AI3, 2.66%, 11-25-2028	249,005
450,000	Series 2003-KS5, Class AI6, 3.62%, 07-25-2031	425,214
		4,296,428
Commercial Mortgage-Backed Securities -1.4%
300,000	GE Capital Commercial Mortgage Corporation,
	Series 2002-3A, Class A2, 4.99%, 12-10-2037	301,672
150,000	Mach One Trust,
	Series 2004-1A, Class A2, 4.78%, 05-28-2040	149,495
		451,167
Financial - 8.4%
175,000	AMVESCAP, Inc. Senior Notes, f
	5.90%, 01-15-2007	180,200
175,000	CIT Group, Inc. Senior Notes,
	3.38%, 04-01-2009	165,980
100,000	Banco Santander Chile SA, f
	7.38%, 07-18-2012	111,781
100,000	Countrywide Home Loans, Inc.,
	6.25%, 04-15-2009	104,771
350,000	First National Bank Omaha Subordinated Notes,
	7.32%, 12-01-2010	361,458
250,000	First Union Capital,
	7.94%, 01-15-2027	270,995
375,000	Liberty Mutual Insurance Notes,
	7.70%, 10-15-2097, (Acquired 03-26-03; Cost $239,982)*	399,726
100,000	Marsh & McLennan Companies, Inc.
	5.38%, 07-15-2014	95,936
50,000	Met Life Global Funding I Notes,
	4.75%, 06-20-2007, (Acquired 09-15-04; Cost $51,534)*	50,513

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.1% (cont.)

Financial - 8.4% (cont.)
$ 175,000	PNC Funding Corporation
	6.13%, 02-15-2009	$ 183,214
100,000	Transamerica Capital II,
	7.65%, 12-01-2026, (Acquired 10-21-03; Cost $108,381)*	114,321
457,000	Washington Mutual Capital I,
	8.38%, 06-01-2027	504,249
100,000	Wharf International Finance LTD, f
	7.63%, 03-13-2007	105,921
		2,649,065
Industrial - 19.5%
40,059	America West Airlines Pass Thru Certificates,
	8.54%, 01-02-2006	37,016
300,000	AOL Time Warner, Inc.,
	7.63%, 04-15-2031	352,430
100,000	AT&T Wireless Services Inc.,
	8.75%, 03-01-2031	131,931
618,073	Atlas Air, Inc. Pass Thru Certificates,
	8.71%, 01-02-2019	634,230
75,000	Best Foods Notes,
	Series C, 6.15%, 01-15-2006	76,207
150,000	Bunge Ltd. Finance Corporation Notes,
	5.35%, 04-15-2014	149,649
61,778	The Burlington Northern Santa Fe Railway Company Pass Thru Certificates,
	7.42%, 03-23-2010	65,216
	Continental Airlines, Inc. Pass Thru Certificates:
22,590	7.42%, 04-01-2007	21,580
78,936	6.80%, 07-02-2007	70,244
77,051	6.90%, 01-02-2018	75,605
400,000	Continental Cablevision Debentures,
	9.50%, 08-01-2013	426,008
100,000	Cox Communications, Inc. Notes,
	7.88%, 08-15-2009	110,350
462,000	Delta Air Lines, Inc., (Acquired 1-24-04; Cost $462,000)
	9.50%, 11-18-2008	378,840
38,000	Delta Air Lines, Inc. Pass Thru Certificates,
	7.78%, 11-18-2005	28,327
100,000	Deutsche Telekom International Finance BV, f
	8.75%, 06-15-2030	130,785
75,525	Duty Free Promissory Note,
	0.00%, 11-10-2013 (Acquired 11-10-03; Cost $26,434),*,**,^	26,434
400,000	Ford Motor Company Debentures,
	9.22%, 09-15-2021	419,958
	General Motors Acceptance Corporation,
75,000	6.75%, 01-15-2006	75,522
150,000	6.75%, 12-01-2014	129,571
150,000	Glencore Funding LLC,
	6.00%, 04-15-2014, (Acquired 03-31-04; Cost $148,928)*	142,649
100,000	Health Care Services Corporation (Acquired 01-26-05; Cost $115,000)
	7.75%, 06-15-2011	113,762
100,000	Halliburton Company Notes,
	5.50%, 10-15-2010	102,883
280,000	The May Department Stores Company Debentures,
	9.75%, 02-15-2021	349,196
77,000	Norfolk Southern Corporation Senior Notes,
	8.38%, 05-15-2005	77,381

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.1% (cont.)

Industrial - 19.5% (cont.)
$ 534,360	Northwest Airlines, Inc.,
	7.25%, 01-02-2012	$ 387,625
100,102	Northwest Airlines, Inc. Pass Thru Certificates,
	8.07%, 10-01-2019	109,362
200,000	PCCW Capital II Ltd., f
	6.00%, 07-15-2013, (Acquired 07-10-03; Cost $199,066)*	205,675
25,000	PennzEnergy Company Debentures,
	10.25%, 11-01-2005	25,841
273,370	Southwest Airlines Co. Pass Through Certificates,
	7.67%, 01-02-2014	301,740
100,000	Sprint Capital Corporation,
	8.75%, 03-15-2032	129,736
250,000	Sungard Data Systems Inc. Notes
	3.75%, 01-15-2009	219,444
50,000	Tyco International Group SA, f
	6.00%, 11-15-2013	52,497
653,295	United Air Lines, Inc. Pass Thru Certificates,
	6.20%, 09-01-2008	607,318
		6,165,012
Utilities - 5.7%
64,000	Conectiv, Inc. Notes,
	6.73%, 06-01-2006	65,129
300,000	Edison Mission Energy Senior Notes,
	9.88%, 04-15-2011	346,500
100,000	Kiowa Power Partners, LLC, (Acquired 11-19-04; Cost $1,000,000)
	4.88%, 12-30-2013	97,845
400,000	ONEOK, Inc. Senior Notes,
	7.13%, 04-15-2011	441,940
50,000	Pacific Gas and Electric Company 1st Mortgage,
	6.05%, 03-01-2034	51,341
200,000	PSE&G Energy Holdings LLC Senior Notes,
	8.50%, 06-15-2011	215,000
50,000	PSI Energy, Inc. Debentures,
	7.85%, 10-15-2007	53,869
297,490	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12-07-2022	373,998
100,000	Tristate Gen & Trans Assn,
	6.04%, 01-31-2018	104,713
50,000	Williams Cos Inc. Notes
	7.13%, 09-01-2011	52,188
		1,802,523
Mortgage-Backed Securities - 30.2%
298,835	Bank of America Alterntative Loan Trust
	Series 2005-2, Class 4A1, 5.50%, 03-25-2020	302,604
	Federal Gold Loan Mortgage Corporation (FGLMC):
166,436	6.00%, 05-01-2017	171,995
132,757	6.50%, 09-01-2028	138,265
216,049	6.50%, 12-01-2028	225,012
158,459	6.50%, 05-01-2029	164,939
159,918	6.50%, 06-01-2029	166,458
	Federal Home Loan Mortgage Corporation (FHLMC):
400,000	Series 2567, Class OD, 5.00%, 08-15-2015	403,443
450,000	Series 2539, Class QB, 5.00%, 09-15-2015	454,565
41,850	Series 1053, Class G, 7.00%, 03-15-2021	41,941
291,436	Series 2804, Class VC, 5.00%, 07-15-2021	288,090
69,469	Series 1122, Class G, 7.00%, 08-15-2021	69,376
250,000	Series 2598, Class QC, 4.50%, 06-15-2027	247,645
271,531	Series 2531, Class N, 4.00%, 07-15-2027	270,009

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.1% (cont.)

Mortgage-Backed Securities - 30.2% (cont.)
	Federal National Mortgage Association (FNMA):
$ 441,642	5.00%, 02-01-2018	$ 442,039
307,757	5.00%, 10-01-2018	307,924
305,669	5.00%, 11-01-2018	305,836
235,226	5.50%, 03-01-2023	237,695
105,969	6.50%, 09-01-2028	110,396
182,016	6.50%, 02-01-2029	189,619
345,703	5.50%, 01-01-2032	347,311
400,000	Series 2002-82, Class XC, 5.00%, 05-25-2014	403,652
450,000	Series 2002-74, Class TC, 5.00%, 03-25-2015	454,287
214,362	Series 2002-70, Class PL, 5.00%, 04-25-2015	216,036
350,000	Series 2002-57, Class PE, 5.50%, 09-25-2015	356,421
300,000	Series 2003-16, Class PC, 5.00%, 10-25-2015	301,415
28,491	Series 1989-94, Class G, 7.50%, 12-25-2019	30,108
42,798	Series 1990-15, Class J, 7.00%, 02-25-2020	44,283
115,915	Series 1990-76, Class G, 7.00%, 07-25-2020	118,478
28,932	Series 1991-21, Class J, 7.00%, 03-25-2021	29,882
88,425	Series 1992-129, Class L, 6.00%, 07-25-2022	90,748
205,597	Series 1993-32, Class H, 6.00%, 03-25-2023	208,595
250,263	Series 1993-58, Class H, 5.50%, 04-25-2023	254,275
450,000	Series 2003-31, Class KG, 4.50%, 12-25-2028	452,452
103,706	Series 2003-44, Class AB, 3.75%, 05-25-2033	100,874
	Government National Mortgage Association (GNMA):
250,000	4.49%, 04-16-2023	244,965
184,186	6.50%, 08-15-2027	193,137
302,268	6.00%, 12-20-2028	310,983
114,548	6.50%, 01-20-2029	119,478
110,244	6.50%, 02-20-2029	114,988
300,000	4.66%, 04-16-2029	293,178
283,730	6.00%, 11-20-2033	291,322
		9,514,719
International (U.S. $ Denominated) - 1.5%
400,000	PEMEX Project Funding Master Trust,
	9.13%, 10-13-2010	462,000

Taxable Municipal Bond - 0.7%
234,261	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05-15-2025	234,551
U.S. Government Agency - 3.4%
950,000	Federal National Mortgage Association (FNMA):
	7.25%, 01-15-2010	1,060,597

U.S. Treasury Obligations - 11.7%
	U.S. Treasury Bonds:
500,000	9.25%, 02-15-2016	697,812
2,575,000	6.25%, 08-15-2023	2,998,165
		3,695,977

	Total Long-Term Investments (Cost $30,124,146)	30,332,039

Shares		Value
SHORT-TERM INVESTMENTS - 6.1%

Money Market Fund - 6.1%
1,148,024	Investment Company Cash Reserve Portfolio- AIM Fund	$ 1,148,024
777,223	SEI Daily Income Trust Government Fund	777,223
		1,925,247

	Total Short-Term Investments (Cost $1,925,247)	1,925,247

	Total Investments (Cost $31,295,569) 102.2%	32,257,286

	Liabilities , less Other Assets (2.2)%	(707,121)

	TOTAL NET ASSETS 100.0%	$ 31,550,165

	* Unregistered security
	** Fair valued security
	^ Non-income producing security
	f Foreign

See notes to the financial statements

Baird Short Term Bond Fund

Schedule of Investments     March 31, 2005

Principal
Amount		Value
LONG-TERM INVESTMENTS - 91.8%

Asset-Backed Securities - 11.0%
150,000	Advanta Business Card Master Trust
	Series 2003-B, Class A, 12-22-2008	150,254
54,911	Americredit Automobile Receivables Trust,
	Series 2001-B, Class A4, 5.37%, 06-12-2008	55,347
400,000	AESOP Funding II LLC
	Series 2005-1A, Class A1, 3.95%, 04-20-2008	395,250
250,000	Capital One Multi-Asset Execution Trust
	Series 2003-A1, Class A1, 3.20%, 01-15-09	250,902
120,000	Chase Manhattan Auto Owner Trust,
	Series 2003-C, Class A4, 2.94%, 06-15-2010	117,271
	Chemical Master Credit Card Trust I:
250,000	Series 1996-3, Class A, 7.09%, 02-15-2009	259,158
350,370	Series 1996-2, Class A, 5.98%, 09-15-2008	356,286
	Citifinancial Mortgage Securities
387,181	Series 2003-2, Class AF2, 2.13%, 05-25-2033	384,333
300,000	Series 2003-3, Class AF2, 3.08%, 8-25-2033	297,796
400,000	CNH Equipment Trust
	Series 2005-A, Class A3, 4.02%, 4-15-2009	398,500
	Countrywide Asset-Backed Certificates:
300,000	Series 2004-10, Class AF2, 3.32%, 05-22-2022	295,191
65,000	Series 2004-7, Class AF2, 3.32%, 12-25-2023	64,071
400,000	Series 2004-9, Class AF2, 3.34%, 01-25-2035	394,576
175,000	Household Automobile Trust,
	2.22%, 11-17-2009	170,311
300,000	MBNA Credit Card Master Note Trust,
	Series 2003-A3, Class A3, 2.93%, 08-16-2010	300,769
750,000	New Century Home Equity Loan Trust,
	Series 2003-5, Class AI3, 3.56%, 11-25-2033	746,369
400,000	Renaissance Home Equity Loan Trust,
	Series 2004-3, Class AF2, 3.57%, 11-25-2034	394,272
	Residential Asset Mortgage Products, Inc.
170,000	Series 2003-RS9, Class AI3, 3.61%, 10-25-2028	168,992
140,000	Series 2063-RS7, Class AI6, 5.34%, 08-25-2033	141,516
		5,341,164
Financial - 12.3%
140,000	American General Finance Corporation Notes,
	4.50%, 11-15-2007	140,190
300,000	Aon Corp.,
	8.65%, 05-15-2005	301,688
304,000	Bank of Oklahoma Subordinated Notes,
	7.13%, 08-15-2007	321,893
200,000	Bankers Trust Corp., Notes
	7.38%, 05-01-2008	216,640
110,000	BB&T Corporation Subordinated Notes,
	7.25%, 06-15-2007	116,522
400,000	Bear Stearns Notes & Co. Inc.
	7.8%, 08-15-2007	430,992
210,000	CIT Group Inc. Senior Notes,
	5.50%, 11-30-2007	215,042
200,000	Citicorp Subordinated Notes,
	7.00%, 07-01-2007	211,938
250,000	Citifinancial Debentures
	10.00%, 05-15-2009	299,289
200,000	Comerica Inc. Subordinated Notes
	7.25%, 08-01-2007	212,646
200,000	Franchise Finance Corporation Notes,
	7.07%, 01-15-2008	215,220
75,000	Heller Financial Inc. Notes
	6.38%, 03-15-2006	76,687
400,000	HSBC Finance Corporation Notes
	6.88%, 03-1-2007	418,768
200,000	J.P. Morgan & Co. Incorporated Subordinated Notes,
	6.70%, 11-01-2007	210,555
	KeyCorp Subordinated Notes,
200,000	7.50%, 06-15-2006	207,865
100,000	6.75%, 03-15-2006	102,389
203,000	Lehman Brothers Holdings Inc. Notes,
	8.50%, 05-01-2007	220,232
200,000	Morgan Stanley Group, Inc. Debentures,
	8.33%, 01-15-2007	213,959
180,000	Merrill Lynch & Co. Notes
	7.00%, 01-15-2007	188,774
200,000	Met life Global Funding (Acquired 2-11-05; Cost $203,862)*
	4.75%, 06-20-2007	202,050
150,000	Principal Life Global, (Acquired 12-28-05; Cost $154,880)*
	5.13%, 06-28-2007	152,122
125,000	Protective Lfe US Funding Notes (Acquired 1-18-05 Cost $129,410)*
	5.88%, 08-15-2006	127,721
300,000	Santander Financial Issuances, f
	7.25%, 05-30-2006	310,895

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 91.8% (cont.)

Financial - 12.3% (cont.)
200,000	Transamerica Corporation Debentures,
	9.38%, 03-01-2008	225,736
225,000	USF&G Corporation Senior Notes,
	7.13%, 06-01-2005	226,209
162,000	Washington Mutual, Inc. Notes,
	7.50%, 08-15-2006	168,840
250,000	Wells Fargo & Company Subordinated Notes,
	6.25%, 04-15-2008	262,317
		5,997,179
Industrial - 8.8%
300,000	British Telecommunications PLC Notes, f
	7.88%, 12-15-2005	308,511
250,000	Centex Corporation Notes,
	9.75%, 06-15-2005	252,558
200,000	Comcast Cable Communications, Inc. Notes,
	6.20%, 11-15-2008	208,928
300,000	Conagra Foods Inc. Notes
	6.00%, 9-15-2006	307,403
200,000	Cooper Cameron Corporation Senior Notes,
	2.65%, 04-15-2007	192,765
270,000	CSX Corporation Debentures,
	9.00%, 08-15-2006	286,586
350,000	Deutsche Telekom International Finance BV, f
	8.25%, 06-15-2005	353,376
175,000	Export-Import BK Korea Notes f
	4.63%, 3-16-2010	172,331
200,000	France Telecom SA Notes, f
	7.95%, 03-01-2006	206,189
200,000	General Motors Acceptance Corporation Notes,
	6.13%, 09-15-2006	199,078
310,000	The Hertz Corporation Senior Notes,
	6.50%, 05-15-2006	311,968
250,000	International Paper Company Notes,
	7.63%, 01-15-2007	263,996
200,000	MeadWestvaco Corporation Notes,
	2.75%, 12-01-2005	198,810
250,000	Telus Corporation Notes, f
	7.50%, 06-01-2007	266,106
200,000	Time Warner Cos., Inc.,
	8.18%, 08-15-2007	215,407
200,000	Tyco International Group SA,
	6.38%, 02-15-2006	203,529
217,000	Union Pacific Corp,
	6.40%, 02-01-2006	221,145
100,000	Westvaco Corp
	8.4%, 6-01-2007	108,080
		4,276,766
Utilities - 7.5%
300,000	Baltimore Gas & Electric,
	5.25%, 12-15-2006	304,968
106,000	Bell Telephone Co. Debentures Pennsylvania
	7.38%, 7-15-2007	112,345
300,000	Conective, Notes
	5.30%, 06-01-2005	300,773
189,000	FPL Group Capital Inc. Notes
	7.63%, 9-15-2006	198,373
175,000	Gulf States Utilities 1st Mortgage Notes
	6.77%, 08-01-2005	176,840
220,000	Indiana Michigan Power Company Senior Notes,
	Series C, 6.13%, 12-15-2006	226,866
111,000	Jersey Central Power & Light Company 1st Mortgage,
	6.85%, 11-27-2006	115,237
200,000	MidAmerican Energy Holdings Company Senior Notes,
	4.63%, 10-01-2007	200,474
160,000	Nisource Finance Corp.,
	7.63%, 11-15-2005	163,676
500,000	Oneok, Inc.,
	7.75%, 08-15-2006	522,631
220,000	PanEnergy Corporation Notes,
	7.00%, 10-15-2006	227,952
250,000	Pepco Holdings, Inc. Notes,
	3.75%, 02-15-2006	249,733
175,000	Progress Energy, Inc. Senior Notes,
	6.75%, 03-01-2006	179,351
200,000	Public Service Electric & Gas Co., Notes
	6.25%, 01-01-2007	207,284
200,000	Southern California Edison Company 1st Mortgage, Notes
	8.00%, 02-15-2007	212,962
149,000	Southwestern Bell Telephone Company Notes
	6.63%, 07-15-2007	156,022
75,000	Sprint Capital Corporation Notes
	6.00%, 01-15-2007	77,099
		3,632,586
International (U.S. $ Denominated) - 0.4%
200,000	Pemex Project Funding Master Trust,
	6.13%, 08-15-2008	205,000

Mortgage-Backed Securities - 3.6%
	Citicorp Mortgage Securities, Inc.,
320,587	Series 2003-11, Class 2A8, 5.50%, 12-25-2033	322,507
284,377	Series 2004-4, Class A2, 5.25%, 05-25-2015	279,808

See notes to the financial statements

Principal
Amount		Value
LONG-TERM INVESTMENTS - 91.8% (cont.)

Mortgage-Backed Securities - 3.6% (cont.)
	Fannie Mae
100,000	Series 2003-24, Class LC, 5.00%, 12-25-2015	100,398
250,000	Series 2002-94, Class BG, 5.00%, 4-25-2016	252,381
	Federal Home Loan Mortgage Corporation ( FHLMC)
235,232	Series 2548, Class HA, 4.5%, 1-15-2010	234,758
259,215	Series 2835, Class VK, 5.50%, 11-15-2012	263,872
282,835	Series 2789, Class VM, 5.50%, 4-15-2015	287,444
		1,741,168
U.S. Government Agency Issue - 26.1%
	Federal Home Loan Bank (FHLB):
500,000	6.45%, 06-08-2005	503,203
1,000,000	4.70%, 10-07-2010	993,259
	Federal National Mortgage Association (FNMA) Notes,
9,300,000	2.38%, 02-15-2007	9,034,950
1,425,000	5.75%, 2-15-2008	1,484,371
750,000	Government Backed Trust U.S. Government Guarantee,^ f
	Series T-1, 0.00%, 11-15-2006	701,543
		12,717,326
U.S. Treasury Obligations - 20.1%
	U.S. Treasury Note,
2,075,000	2.50%, 09-30-2006	2,039,661
4,000,000	3.38%, 02-28-2007	3,970,780
3,850,000	3.25%, 08-15-2008	3,757,361
		9,767,802
Municipal Bonds - 2.0%
300,000	Erie, Pennsylvania General Obligation
	5.64%, 11-15-007	306,369
450,000	New Jersey Economic Development Authority, ETM
	0.00%, 02-15-2007	417,110
267,727	Tobacco Settlement Financial Corp.,
	Series 2001-A, Class A, 6.36%, 05-15-2025	268,059
		991,538
	Total Long-Term Investments (Cost $45,221,623)	44,670,529

Shares		Value
SHORT-TERM INVESTMENTS - 6.3%

Money Market Funds - 5.3%
935,000	SEI Daily Income Trust Government Fund - Class B	935,000
1,625,710	STIC Liquid Assets Portfolio	1,625,710
		2,560,710

Principal
Amount		Values
Variable Rate Demand Notes# - 1.0%
340,971	American Family Demand Note, 2.47%	340,971
150,000	Wisconsin Corporate Center Credit Union, 2.52%	150,000
		490,971

	Total Short-Term Investments (Cost $3,051,681)	3,051,681

	Total Investments (Cost $48,273,304) 98.1%	47,722,210

	Other Assets, less Liabilities 1.9%	923,652

	TOTAL NET ASSETS 100.0%	48,645,862

	*Unregistered security
	^ Non-income producing security
	f Foreign
	ETM Escrowed to maturity
	# Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

See notes to the financial statements

Baird LargeCap Fund
Schedule of Investments
March 31, 2005 (Unaudited)

COMMON STOCKS - 97.4%
Air Freight & Logistics - 2.3%
20,457	United Parcel Service, Inc. - Class B	$1,488,042
Beverages - 2.5%
31,100	PepsiCo, Inc.	1,649,233
Biotechnology - 4.5%
24,564	Amgen, Inc. *	1,429,870
26,700	Genentech, Inc. *	1,511,487
		2,941,357
Chemicals - 2.4%
32,500	Praxair, Inc.	1,555,450
Commercial Banks - 2.5%
26,802	Wells Fargo & Company	1,602,760
Commercial Services & Supplies - 1.8%
29,000	Cintas Corporation	1,197,990
Communications Equipment - 2.0%
71,400	Cisco Systems, Inc. *	1,277,346
Computers & Peripherals - 5.3%
44,200	Dell, Inc. *	1,698,164
19,000	International Business Machines Corporation	1,736,220
		3,434,384
Diversified Financial Services - 2.4%
35,196	Citigroup, Inc.	1,581,708
Electrical Equipment - 3.2%
31,600	Emerson Electric Company	2,051,788
Food & Staples Retailing - 8.9%
65,000	Sysco Corporation	2,327,000
34,400	Walgreen Company	1,528,048
38,250	Wal-Mart Stores, Inc.	1,916,708
		5,771,756
Health Care Equipment & Supplies - 5.8%
43,700	Medtronic, Inc.	2,226,515
20,000	Zimmer Holdings, Inc. *	1,556,200
		3,782,715
Health Care Providers & Services - 1.9%
31,800	Caremark Rx, Inc. *	1,265,004
Household Products - 2.6%
31,800	The Procter & Gamble Company	1,685,400
Industrial Conglomerates - 3.8%
68,000	General Electric Company	2,452,080
Insurance - 4.2%
34,000	AFLAC Incorporated	1,266,840
26,900	American International Group, Inc.	1,490,529
		2,757,369
IT Services - 2.0%
32,920	Fiserv, Inc. *	1,310,216
Machinery - 2.8%
20,400	Illinois Tool Works, Inc.	1,826,412
Media - 2.2%
16,700	The McGraw-Hill Companies, Inc.	1,457,075
Multiline Retail - 3.1%
39,700	Target Corporation	1,985,794
Office Electronics -1.7%
23,000	Zebra Technologies Corporation - Class A *	1,092,270
Oil & Gas - 4.8%
30,000	Apache Corporation	1,836,900
21,900	Exxon Mobil Corporation	1,305,240
		3,142,140
Pharmaceuticals - 6.8%
29,000	Abbott Laboratories	1,351,980
13,000	Johnson & Johnson	873,080
70,500	Teva Pharmaceutical Industries Ltd.- ADR f	2,185,500
		4,410,560
Semiconductor & Semiconductor Equipment - 3.4%
46,968	Intel Corporation	1,091,067
28,000	Maxim Integrated Products, Inc.	1,144,360
		2,235,427
Software - 6.7%
26,000	Adobe Systems, Inc.	1,746,420
17,100	Electronic Arts, Inc. *	885,438
73,000	Microsoft Corp.	1,764,410
		4,396,268
Specialty Retail - 7.8%
33,350	Best Buy Co, Inc.	1,801,234
41,856	Home Depot, Inc.	1,600,573
53,500	Staples, Inc.	1,681,505
		5,083,312
Total Common Stocks (Cost $57,566,081)		63,433,856

SHORT TERM INVESTMENTS - 2.6%
Money Market Fund - 2.3%
1,521,603	SEI Daily Income Trust Government Fund - Class B	1,521,603
Variable Rate Demand Notes# - 0.3%
179,040	American Family Financial Services, Inc., 2.4663%	$179,040
Total Short Term Investments (Cost $1,700,643)		1,700,643
Total Investments (Cost $59,266,724) - 100.0%		65,134,499
Other Assets in Excess of Liabilities - 0.0%		19,223
TOTAL NET ASSETS - 100.0%		$65,153,722

f	Foreign
ADR	American Depository Receipt
*	Non Income Producing
#	Variable rate demand notes are considered short term obligation and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

See notes to the financial statements

Baird MidCap Fund
Schedule of Investments
March 31, 2005 (Unaudited)

COMMON STOCKS - 97.0%
Auto Components - 2.7%
54,285	Autoliv, Inc.	$2,586,680
Biotechnology - 1.9%
40,641	Gen-Probe, Incorporated *	1,810,963
Capital Markets - 4.7%
78,723	Eaton Vance Corporation	1,845,267
35,085	Legg Mason, Inc.	2,741,542
		4,586,809
Commercial Banks - 10.5%
53,655	East West Bancorp, Inc.	1,980,943
150,377	Southwest Bancorporation of Texas, Inc.	2,759,418
96,714	TCF Financial Corporation	2,625,785
60,989	Wintrust Financial Corporation	2,871,972
		10,238,118
Commercial Services & Supplies - 1.5%
32,971	Stericycle, Inc. *	1,457,318
Electrical Equipment - 3.8%
26,946	Rockwell Automation, Inc.	1,526,221
33,942	Roper Industries, Inc.	2,223,201
		3,749,422
Electronic Equipment & Instruments - 5.1%
42,532	CDW Corporation	2,410,714
175,582	Symbol Technologies, Inc.	2,544,183
		4,954,897
Energy Equipment & Services - 5.4%
48,190	Cooper Cameron Corporation *	2,756,950
39,407	Smith International, Inc.	2,472,001
		5,228,951
Health Care Equipment & Supplies - 11.1%
120,817	Cytyc Corporation *	2,779,999
21,572	INAMED Corporation *	1,507,451
49,769	ResMed, Inc. *	2,806,972
48,118	Varian Medical Systems, Inc. *	1,649,485
56,300	Waters Corporation *	2,014,977
		10,758,884
Health Care Providers & Services - 5.4%
40,625	Patterson Companies, Inc. *	2,029,218
65,755	Pharmaceutical Product Development, Inc. *	3,185,830
		5,215,048
Hotels Restaurants & Leisure - 9.3%
102,478	Applebees International, Inc.	2,824,294
55,985	The Cheesecake Factory Incorporated *	1,984,668
45,615	Outback Steakhouse, Inc.	2,088,711
35,324	PF Chang's China Bistro, Inc. *	2,112,375
		9,010,048
Household Durables - 1.9%
21,060	Harman International Industries, Incorporated	1,862,968
IT Services - 3.8%
34,158	Global Payments, Inc.	2,202,850
52,567	Iron Mountain, Incorporated *	1,516,032
		3,718,882
Machinery - 4.9%
78,573	Nordson Corporation	2,893,058
48,500	Pentair, Inc.	1,891,500
		4,784,558
Media - 2.7%
27,197	Pixar *	2,653,067
Office Electronics - 3.1%
62,768	Zebra Technologies Corporation - Class A *	2,980,852
Oil & Gas - 1.0%
29,669	XTO Energy, Inc.	974,330
Pharmaceuticals - 1.7%
54,019	Medicis Pharmaceutical Corporation - Class A	1,619,490
Semiconductor & Semiconductor Equipment - 2.3%
84,620	Microchip Technology Incorporated	2,200,966
Specialty Retail - 11.2%
73,828	Dick's Sporting Goods, Inc. *	2,711,702
83,570	PETCO Animal Supplies, Inc. *	3,076,212
47,760	Tractor Supply Company *	2,084,724
81,590	Williams-Sonoma, Inc. *	2,998,433
		10,871,071
Trading Companies & Distributors - 3.0%
52,352	Fastenal Company	2,895,589

Total Common Stock (Cost $86,856,370)		94,158,911

Exchange-Traded Fund - 2.1%
15,000	iShares S&P MidCap 400/BARRA Growth Index Fund	2,009,400
Total Exchange-Traded Fund (Cost $2,036,971)		2,009,400

SHORT TERM INVESTMENTS - 2.0%
Money Market Fund - 1.7%
1,713,305	SEI Daily Income Trust Government Fund - Class B	$1,713,305
Variable Rate Demand Notes# - 0.3%
140,000	American Family Financial Services, Inc. 2.4663%	140,000
136,907	Wisconsin Corporate Central Credit Union 2.52%	136,907
		276,907

Total Short Term Investments (Cost $1,990,212)		1,990,212
Total Investments (Cost $90,883,553) - 101.1%		98,158,523
Liabilities, less Other Assets - (1.1)%		(1,086,105)
TOTAL NET ASSETS - 100.0%		$97,072,418

*	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

See notes to the financial statements

Baird Small Cap Fund
Schedule of Investments
March 31, 2005 (Unaudited)

COMMON STOCKS - 98.1%
Airlines - 2.2%
21,180	SkyWest, Inc.	$393,736
Biotechnology - 2.5%
7,690	Martek Biosciences Corporation *	447,481
Commercial Banks - 10.2%
18,861	Boston Private Financial Holdings, Inc.	447,949
9,720	East West Bancorp, Inc.	358,862
26,842	Southwest Bancorporation of Texas, Inc.	492,551
10,880	Wintrust Financial Corporation	512,339
		1,811,701
Commercial Services & Supplies - 8.3%
15,918	Brady Corporation - Class A	514,947
13,203	G & K Services, Inc.	531,949
21,177	Marlin Business Services, Inc. *	431,587
		1,478,483
Communications Equipment - 1.5%
48,899	Westell Technologies, Inc. - Class A *	269,434
Electronic Equipment & Instruments - 4.4%
30,324	Plexus Corporation *	349,029
8,416	ScanSource, Inc. *	436,202
		785,231
Energy Equipment & Services - 5.1%
16,878	GulfMark Offshore, Inc. *	437,309
12,624	Oceaneering International, Inc. *	473,400
		910,709
Food & Staples Retailing - 1.9%
11,894	United Natural Foods, Inc. *	340,525
Health Care Equipment & Supplies - 5.8%
16,973	Molecular Devices Corporation *	322,487
4,765	ResMed, Inc. *	268,746
18,134	Wright Medical Group, Inc. *	435,216
		1,026,449
Health Care Providers & Services - 11.8%
17,780	Computer Programs & Systems, Inc.	499,262
17,409	PAREXEL International Corporation *	409,112
22,921	Providence Service Corporation *	533,023
14,074	United Surgical Partners International, Inc. *	644,167
		2,085,564
Hotels Restaurants & Leisure - 6.2%
8,340	Buffalo Wild Wings Inc. *	315,502
8,415	PF Chang's China Bistro, Inc. *	503,217
5,657	Red Robin Gourmet Burgers Inc. *	287,998
		1,106,717
Internet & Catalog Retail - 2.8%
28,432	Insight Enterprises, Inc. *	499,266
IT Services - 9.1%
26,402	Covansys Corporation *	393,786
44,247	MPS Group, Inc. *	465,036
14,745	Open Solutions Inc. *	292,393
7,834	SRA International, Inc. - Class A *	471,999
		1,623,214
Machinery - 2.7%
13,058	Nordson Corporation	480,796
Multiline Retail - 2.4%
24,224	Fred's, Inc.	415,926
Pharmaceuticals - 2.4%
24,954	Noven Pharmaceuticals, Inc. *	423,220
Semiconductor & Semiconductor Equipment - 4.0%
9,283	Varian Semiconductor Equipment Associates, Inc. *	352,847
34,961	Zoran Corporation *	361,846
		714,693
Software - 2.0%
7,037	Kronos Incorporated *	359,661
Specialty Retail - 10.2%
11,166	AC Moore Arts & Crafts, Inc. *	297,685
13,785	Cost Plus, Inc. *	370,541
24,061	Gander Mountain Company *	315,199
14,814	Hibbett Sporting Goods, Inc. *	445,013
8,626	Tractor Supply Company *	376,525
		1,804,963
Trading Companies & Distributors - 2.6%
11,024	Watsco, Inc.	464,110

Total Common Stocks (Cost $16,425,269)		17,441,879

SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.2%
208,672	SEI Daily Income Trust Government Fund - Class B	$208,672
Variable Rate Demand Notes# - 0.7%
70,000	American Family Financial Services, Inc. 2.5%	70,000
60,000	Wisconsin Corporate Central Credit Union 2.5%	60,000
		130,000

Total Short Term Investments (Cost $338,672)		338,672
Total Investments (Cost $16,763,941) - 100.0%		17,780,551
Liabilities, less Other Assets - 0.0%		48
TOTAL NET ASSETS - 100.0%		$17,780,599

*	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specific dates. The rates listed are as of March 31, 2005.

See notes to the financial statements

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s President and Treasurer have concluded that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

Exhibit No.        Description of Exhibit

99.1                  Certification of Principal Executive Officer

99.2                  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baird Funds, Inc.

By /s/   Mary Ellen Stanek
Mary Ellen Stanek, President

Date  5/20/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/   Mary Ellen Stanek
Mary Ellen Stanek, President

Date  5/20/05
By /s/ Leonard Rush
Leonard Rush, Treasurer

Date5/19/05